Cash Flow Information - Summary of Cash Generated from Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Used In Operating Activities [Abstract]
Profit before income tax expense	¥ 2,003	¥ 1,597	¥ 114
Adjustments for:
Depreciation and amortization	369	379	236
Impairment provision for investments in associates (Note 6)	2	2
Provision for doubtful accounts (Note 17)	3	6	7
Non-cash employee benefits expense – share based payments (Note 7)	487	362	170
Non-cash share-based payments arising from issues of ordinary shares to music label partners(Note 19(iv))	1,519
Fair value losses on other investments	30
Net (gains)/losses in relation to equity investments	20	(72)	(4)
Share of (profit)/loss of associates and joint ventures (Note 13)	1	(4)	(11)
Interest income	(282)	(93)	(32)
Fair value change on puttable shares	35
Net exchange differences (Note 6)	31	(18)	23
Increase in accounts receivable	(182)	(447)	(266)
Increase in inventories	(4)	(16)	(11)
Increase/(decrease) in other operating assets	(789)	(137)	193
Increase in accounts payables	780	4	315
Increase in other operating liabilities	1,581	1,051	174
Cash generated from operations	¥ 5,604	¥ 2,614	¥ 908